Income Taxes - Tax expense (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
The tax expense comprises:
Current Tax	¥ 1,430,641	$ 207,423	¥ 2,193,861	¥ 500,952
Deferred Tax	724,480	105,040	151,473	295,572
Total	¥ 2,155,121	$ 312,463	¥ 2,345,334	¥ 796,524